Pension and Severance Plans (Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		¥ 711,077		¥ 699,008
Fair value of plan assets at end of the fiscal year		742,204		711,077
Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[1]	24,144
Fair value of plan assets at end of the fiscal year	[1]	27,956		24,144
Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[2]	70,204
Fair value of plan assets at end of the fiscal year	[2]	71,606		70,204
Japan | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[3]	79,323
Fair value of plan assets at end of the fiscal year	[3]	97,519		79,323
Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[4]	19,431
Fair value of plan assets at end of the fiscal year	[4]	21,392		19,431
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		269,745		259,177
Fair value of plan assets at end of the fiscal year		274,749		269,745
Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[5]	26,424
Fair value of plan assets at end of the fiscal year	[5]	32,749		26,424
Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[4]	36,484
Fair value of plan assets at end of the fiscal year	[4]	33,207		36,484
Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[6]	18,670
Fair value of plan assets at end of the fiscal year	[6]	18,308		18,670
Level 3 | Japan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		113,779		106,950
Return on assets held at end of year		6,709		2,544
Purchases, sales, and settlements, net		466		4,285
Fair value of plan assets at end of the fiscal year		120,954		113,779
Level 3 | Japan | Private equity
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		24,144	[1]	21,790
Return on assets held at end of year		4,428		1,483
Purchases, sales, and settlements, net		(616)		871
Fair value of plan assets at end of the fiscal year	[1]	27,956		24,144
Level 3 | Japan | Hedge funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		70,204	[2]	67,235
Return on assets held at end of year		659		636
Purchases, sales, and settlements, net		743		2,333
Fair value of plan assets at end of the fiscal year	[2]	71,606		70,204
Level 3 | Japan | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		19,431	[4]	17,925
Return on assets held at end of year		1,622		425
Purchases, sales, and settlements, net		339		1,081
Fair value of plan assets at end of the fiscal year	[4]	21,392		19,431
Level 3 | Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		44,008		29,855
Return on assets held at end of year		1,295		1,101
Purchases, sales, and settlements, net		(4,198)		11,407
Transfers, net		(5,417)		1,181
Other	[7]	(1,105)		464
Fair value of plan assets at end of the fiscal year		34,583		44,008
Level 3 | Foreign plans | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		5,303	[5]	6,926
Purchases, sales, and settlements, net				(1,256)
Transfers, net		(5,540)
Other	[7]	237		(367)
Fair value of plan assets at end of the fiscal year	[5]			5,303
Level 3 | Foreign plans | Real estate and other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year		25,976	[4]	22,929
Return on assets held at end of year		559		1,101
Purchases, sales, and settlements, net		(3,809)		12
Transfers, net		123		1,181
Other	[7]	(760)		753
Fair value of plan assets at end of the fiscal year	[4]	22,089		25,976
Level 3 | Foreign plans | Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of the fiscal year	[6]	12,729
Return on assets held at end of year		736
Purchases, sales, and settlements, net		(389)		12,651
Other	[7]	(582)		78
Fair value of plan assets at end of the fiscal year	[6]	¥ 12,494		¥ 12,729

[1]	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the United States and Europe.
[2]	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.
[3]	Includes debt securities issued by Japanese and foreign corporation and government related agencies.
[4]	Includes primarily private real estate investment trusts.
[5]	Includes primarily foreign corporate debt securities.
[6]	Represents annuity contracts with or without profit sharing.
[7]	Primarily consists of translation adjustments.